Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) Segment $ / T	Dec. 31, 2014 USD ($)	Dec. 31, 2013
Significant Accounting Policies [Line Items]
Allowance for overdue accounts	$ 0	$ 0
Estimated scrap rate | $ / T	0.300
Estimated useful life of the vessel	25 years
Annual inflation rate	2.50%
Fleet utilization rate	98.60%
Salvage value per light weight ton | $ / T	0.300
Impairment loss		16,930,000
Impairment loss		400,000
Current portion of long-term debt	$ 168,000	134,000
Long-term portion of long-term debt	$ 375,000	$ 303,000
Number of reportable segment | Segment	1
Revenues [Member] | Customer Concentration Risk [Member]
Significant Accounting Policies [Line Items]
Concentration risk, percentage	52.00%	28.00%	58.00%
Vessels [Member]
Significant Accounting Policies [Line Items]
Impairment loss		$ 16,530,000
Northsea Alpha Vessel [Member]
Significant Accounting Policies [Line Items]
Impairment loss	$ 330,000
Northsea Beta Vessel [Member]
Significant Accounting Policies [Line Items]
Impairment loss	$ 201,000
Minimum [Member] | Revenues [Member] | Customer Concentration Risk [Member]
Significant Accounting Policies [Line Items]
Concentration risk, percentage	10.00%	10.00%	10.00%
Subsidiaries [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Minimum ownership percentage to consolidate voting interest entities	50.00%